Pension and Other Post-Retirement Benefits - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [abstract]
Expected contribution to all pension and post-retirement plans during remainder of 2019	$ 95
Total contributions recognized as expense under all defined contribution plans	$ 88	$ 75